Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 9,507	$ 29,066	$ 35,810
Other comprehensive income:
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(305)	1,511	(193)
Reclassification adjustment for realized losses (gains) included in net income	(350)	(296)	87
Foreign currency translation adjustments, not subject to income tax	128	210	463
Net unrecognized actuarial loss, net of tax of $(18), $(54) and $(125) in 2009, 2010 and 2011, respectively	(573)	(203)	(22)
Comprehensive income	8,407	30,288	36,145
Comprehensive loss attributable to noncontrolling interests	1,261	4,118	3,823
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 9,668	$ 34,406	$ 39,968